Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Supplier Agreements

In March 2010, the Company entered into a service agreement with an outside research firm to support the Company’s preclinical Good Laboratory Practice (GLP) safety studies. The Company was provided financing terms by the supplier which included partial payments of invoices, with remaining balances rolled into a convertible note payable accruing interest at 8% for the first 36 months and increasing to 10% for the 24 months thereafter. A provision in the note provided the supplier the right and option at any time prior to payment of the note to convert all or any portion of the outstanding balance into shares of the Company’s Series B preferred stock. As a result of the merger in October 2011, the Company eliminated its Series B preferred instruments and converted all outstanding shares into the Company’s common stock.

In November 2012, the Company and the supplier amended the terms of their original agreement via a Letter of Understanding (LOU) and increased the total purchase commitment with the supplier to approximately $2,600,000 with an expected completion by year-end 2013. As the Company no longer has Series B preferred stock, the amendment provided the Company with the option of paying part of its commitment with cash or with shares of common stock. Upon conclusion of the supplier’s final project report, any outstanding balance will be converted into a note payable accruing interest at 8% until July 31, 2015. Any outstanding amounts thereafter shall accumulate interest at 10% through March 31, 2016. Should the Company be successful in obtaining additional financing, the amendment calls for a percentage of the funds raised to immediately pay down the outstanding balance. As of March 31, 2013, the amount owed under this agreement totaled $949,818 and is included in accounts payable in the accompanying consolidated balance sheet.

Additionally, the supplier was granted, upon successful completion of the clinical study, a right of first negotiation on any future preclinical GLP safety to toxicology studies.

Advisory Agreements

In February 2013, the Company entered into an agreement to engage a financial advisory firm for a minimum term of twelve months. The financial advisory firm is entitled to a commission equal to 7% of the proceeds from its financing efforts payable in cash and if warrants are issued as part of the placement of securities, an issuance of warrants equivalent to 7% of the aggregate number of warrants purchased in the offering. To date, no placement of securities has occurred.

8. Commitments and Contingencies

Litigation

From time to time, the Company may become involved in lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties and an unfavorable outcome in various matters may arise that could have a material adverse effect on the Company. The Company is not aware of any current or pending litigation that is expected to have a significant impact on the Company’s financial position or results of operations.

Employee Agreements and the 2012 Incentive Plan

The Company has entered into employment and proprietary rights agreements with all of its employees. These agreements stipulate that employment is on an at-will basis and outline salary, benefits, non-disclosure of confidential information, and assignment of intellectual property to the Company.

The Company has employment agreements with its CEO and CFO that specify compensation as salary, benefits and vacation, as well as addresses severance for termination of employment or the provisions should a change of control occur. In December 2012, the Board of Directors approved the 2012 Incentive Plan (2012 Plan) which provides bonus compensation of up to approximately $173,000 for all eligible employees upon the achievement of certain performance goals during 2013.

License and Royalty Agreements

The Company has entered into an exclusive license agreement with a university, where the Company has obtained certain intellectual property from the university to commercialize, produce, manufacture, use and sell the patent rights. The Company is required to pay the university a contractual dollar amount for each new investigational drug application filed with the Food and Drug Administration (FDA) using the licensed intellectual property. Should the Company receive cash payments from licensing revenue during human trial research, the Company is required to pay 10% of all net licensing revenue (but not including payments for product development activities or equity purchases) to the university up to a certain maximum amount. The Company is also required to pay an amount upon New Drug Application (NDA) approval. The NDA approval occurs when the FDA has approved all prior drug testing and allows a new drug to go to market. Once the Company has an NDA, the Company must pay the university a royalty of 2% of net sales up to a certain dollar amount and 2.5% of net sales in excess of that amount of human therapeutics and must pay the university a royalty of 5% of net sales on any services. If the Company sublicenses the intellectual property, then the Company must pay the university in accordance with the provisions of the agreement.

The Company has a product development agreement with an entity, whereby the Company has granted the entity a non-exclusive right to certain intellectual property owned by the Company and the entity has granted to the Company a non-exclusive right to use certain intellectual property owned by the entity in order to develop new products (Products) to be sold primarily by the Company or its designees to the research market. The Company has agreed to pay the entity certain amounts for product development in the form of the Company’s common stock. In addition, the Company has agreed to pay the entity royalty payments of 10% of net sales of the Company to third parties for Products developed using the entity’s intellectual property. If the Company agrees that the entity can also sell Products to third parties and if the entity has sales to a third party of Products using the Company’s intellectual property, then the entity will pay the Company a royalty payment of 10% of net sales. However, if the Products sold by the entity are covered solely by the Company’s patents and know-how, then a 50-50 financial sharing arrangement between the entity and the Company will apply to such Products.

In September 2012, the Company entered into two separate license agreements with one company (the licensor) whereby the Company has been granted two non-exclusive sub-licenses to make, have made and use the licensor’s intellectual technology. Each license agreement required an initial payment of $85,000, as well as an annual license fee of $5,000 per year. Additionally, the agreement allows the Company to purchase product on a per unit basis. No purchase commitments have been entered into at this time. The term of the license agreements is consistent with the term of the life of the patents.

Collaborative Arrangements

From time to time, the Company enters into collaborative arrangements for research and development, manufacture and/or commercialization of product and product candidates. These collaborations can provide for non-refundable, upfront license fees, R&D and commercial performance milestones, cost sharing, and royalty payments. The Company’s collaboration agreements with outside parties are performed on a “best efforts” basis with no guarantees of success.

On March 26, 2012, the Company executed an agreement to acquire certain intellectual property and technology based on the achievement of pre-determined milestones. Upon the achievement of certain milestones, the Company was to issue up to 400,000 shares of common stock, 400,000 common stock warrants with an exercise prices of $1.00 per share, and 400,000 common stock warrants with an exercise price of $2.00 per share to be issued as intellectual technology and property were delivered. In April 2012, the Company incurred $10,000 of licensing expense relating to the initial transfer of intellectual property and issued 10,000 shares of common stock, 10,000 common stock warrants with an exercise price of $1.00 per share, and 10,000 common stock warrants with an exercise price of $2.00 per share as initial payment. As of December 31, 2012, no subsequent issuances occurred as the predefined milestones were not met.

Right of First Negotiation

Pursuant to an agreement (Agreement) the Company has irrevocably granted a stockholder with a right of first negotiation to license certain technology of the Company related to Q-Cells®. The term of the Agreement is for a period of the later of (i) 3 years from the effective date of the Agreement (October 6, 2011) or (ii) 6 months after the date of completion of certain dosing of the technology.

Supplier Agreements

In March 2010, the Company entered into a service agreement with an outside research firm to support the Company’s submission of an investigational new drug application (IND) to the FDA. As part of this purchase commitment, the Company was provided financing terms by the supplier which included partial payments of invoices, with remaining balances rolled into a convertible note payable accruing interest at 8% for the first 36 months and increasing to 10% for the 24 months thereafter. A provision in the note provided the supplier the right and option at any time prior to payment of the note to convert all or any portion of the outstanding balance into shares of the Company’s Series B preferred stock. As a result of the merger in October 2011, the Company eliminated its Series B preferred instruments and converted all outstanding shares to the Company’s common stock.

In November 2012, the Company and the supplier amended the terms of their original agreement via a Letter of Understanding (LOU) and increased the total purchase commitment with the supplier to approximately $2,600,000 with an expected completion by year end 2013. As the Company no longer has Series B preferred stock, the amendment provided the Company with the option of paying part of its commitment with cash or with shares of common stock. Upon conclusion of the supplier’s final project report, any outstanding balance will be converted into a note payable accruing interest at 8% until July 31, 2015. Any outstanding amounts thereafter shall accumulate interest at 10% through March 31, 2016. Should the Company be successful in obtaining additional financing, the amendment calls for a percentage of the funds raised to immediately pay down the outstanding balance. As of December 31, 2012, the amount owed under this agreement totaled $1,177,840 and is included in accounts payable in the accompanying balance sheet.

Additionally, the supplier was granted, upon successful completion of the clinical study, a right of first negotiation on any future preclinical GLP safety to toxicology studies.

Advisory Agreements

On October 1, 2012, the Company entered into an agreement with an investor relations firm for a minimum term of six months. In lieu of cash, the firm will receive 50,000 shares of restricted stock for services rendered through March 2013. Upon expiration of the initial term, a monthly cash retainer of up to $10,000 will be paid. Additionally, 250,000 warrants will be granted between January 1, 2013 through October 1, 2013 based on achievement of time-based objectives, with exercise prices varying between $1.25 and $2.75. During 2011, 24,999 shares of common stock were issued under the terms of the agreement.

On October 16, 2012, the Company entered into a services agreement with a public relations and investor relations firm.

Under the agreement, the financial advisor will receive a commission of 7% on offering proceeds and warrants to purchase shares of common stock equal to 10% of the number of common shares sold. The warrants shall have a life of five years with a strike price equal to 120% of the price of the common stock sold in the offering. Additionally, the Company agreed to reimburse reasonable expenses up to a maximum of $15,000. The agreement is valid for six months, but can be terminated by either party with at least 10 days written notice.

Operating Leases

The Company leases its research and office facility under an operating lease. The current lease was renewed effective April 1, 2011 and expires in March 2013. The Company expects the lease will be renewed. The minimum future lease payments under this operating lease as of December 31, 2012 total $27,721.

Lease expense under operating leases was $150,528 and $149,770 for the years ended December 31, 2012 and 2011, respectively.